ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligation [Abstract]
ASSET RETIREMENT OBLIGATION [Text Block]

7. ASSET RETIREMENT OBLIGATION

	December 31, 2025	December 31, 2024

Balance, beginning of year	$94,855	$85,628
Change in obligation	9,257	9,257
Accretion expense	-	-
Balance, end of year	$101,827	$94,885

The Company has a legal obligation associated with its mineral properties for clean up costs when work programs are completed.  Most of the cash will be spent to return the grade of disturbed land to its original state and to plant vegetation.

The rehabilitation obligation is estimated at $101,827 and $94,885 at December 31, 2025 and 2024, respectively.  During 2025 and 2024, the obligation was estimated based on actual reclamation cost experience on an average per acre basis and the remaining acres to be reclaimed.  It is expected that this obligation will be funded from general Company resources at the time the costs are incurred.  The Company has been required by the Ghanaian government to post a bond of $296,322 which has been recorded in restricted cash.